Note D - Investments In Real Estate Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments In Real Estate Loans [Text Block]
NOTE D — INVESTMENTS IN REAL ESTATE LOANS

As of September 30, 2012 and December 31, 2011, most of our loans provided for interest only payments with a “balloon” payment of principal payable and any accrued interest payable in full at the end of the term. As of September 30, 2012, three loans had a variable interest rate adjusted quarterly at a rate of prime plus 3.30% (6.55% as of September 30, 2012).

In addition, we may invest in real estate loans that require borrowers to maintain interest reserves funded from the principal amount of the loan for a period of time. At September 30, 2012 and December 31, 2011, we had no investments in real estate loans that had interest reserves.

Loan Portfolio

As of September 30, 2012, we had five available real estate loan products consisting of commercial, construction, acquisition and development, land and residential. The effective interest rates on all product categories range from 4.5% to 15% which includes performing loans that are being fully or partially accrued and will be payable at maturity. Revenue by product will fluctuate based upon relative balances during the period.

Investments in real estate loans as of September 30, 2012, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Commercial	16	$20,533,000	8.89%	66.85%	65.17%
Land	3	10,180,000	10.73%	33.15%	55.90%
Total	19	$30,713,000	9.50%	100.00%	62.00%

Investments in real estate loans as of December 31, 2011, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%

* Please see Balance Sheet Reconciliation below.

The “Weighted Average Interest Rate” as shown above is based on the contractual terms of the loans for the entire portfolio including non-performing loans. The weighted average interest rate on performing loans only, as of September 30, 2012 and December 31, 2011, was 9.88% and 6.79%, respectively. Please see “Non-Performing Loans” and “Asset Quality and Loan Reserves” below for further information regarding performing and non-performing loans.

Loan-to-value ratios are generally based on the most recent appraisals and may not reflect subsequent changes in value and include allowances for loan losses. Recognition of allowance for loan losses will result in a maximum loan-to-value ratio of 100% per loan.

The following is a schedule of priority of real estate loans as of September 30, 2012, and December 31, 2011:

Loan Type	Number of Loans	September 30, 2012 Balance*	Portfolio Percentage	Number of Loans	December 31, 2011 Balance*	Portfolio Percentage
First deeds of trust	17	29,877,000	97.28%	18	28,684,000	49.43%
Second deeds of trust	2	836,000	2.72%	6	29,340,000	50.57%
Total	19	30,713,000	100.00%	24	58,024,000	100.00%

* Please see Balance Sheet Reconciliation below.

During July 2012, we, VRM I and other affiliated entities modified a loan with a total of approximately $2.8 million, of which our portion was $1.7 million. The terms of the modification resulted in a first trust deed loan of approximately $1.4 million, of which our portion is approximately $1.1 million, and a second trust deed loan of approximately $1.4 million, of which our portion is approximately $0.2 million. As of September 30, 2012, approximately $0.5 million of the first trust deed has been sold to third-party investors.

The following is a schedule of contractual maturities of investments in real estate loans as of September 30, 2012:

Non-performing and past due loans	$2,450,000
October 2012 – December 2012	5,759,000
January 2013 – March 2013	3,244,000
April 2013 – June 2013	8,569,000
July 2013 – September 2013	10,369,000
Thereafter	322,000

Total	$30,713,000

The following is a schedule by geographic location of investments in real estate loans as of September 30, 2012 and December 31, 2011:

	September 30, 2012 Balance *	Portfolio Percentage	December 31, 2011 Balance *	Portfolio Percentage
Arizona	$—	—	$16,108,000	27.76%
California	7,334,000	23.88%	8,564,000	14.76%
Colorado	—	—	895,000	1.54%
Michigan	2,160,000	7.03%	—	—
Nevada	17,845,000	58.10%	21,114,000	36.39%
Ohio	322,000	1.05%	323,000	0.56%
Oregon	—	—	46,000	0.08%
Texas	1,151,000	3.75%	10,974,000	18.91%
Utah	1,901,000	6.19%	—	—

Total	$30,713,000	100.00%	$58,024,000	100.00%

* Please see Balance Sheet Reconciliation below.

Balance Sheet Reconciliation

The following table reconciles the balance of the loan portfolio to the amount shown on the accompanying Consolidated Balance Sheets.

	September 30, 2012 Balance	December 31, 2011 Balance
Balance per loan portfolio	$30,713,000	$58,024,000
Less:
Allowance for loan losses (a)	(3,573,000)	(26,247,000)
Balance per consolidated balance sheets	$27,140,000	$31,777,000

(a)  Please refer to Specific Reserve Allowances below.

Non-Performing Loans

As of September 30, 2012, we had one loan considered non-performing (i.e., based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due) compared to five loans as of December 31, 2011. This reduction was a result of receiving a payoff on one loan, a first position lender foreclosed on a fully allowed for second position loan, we extended another loan to a borrower in exchange for a principal payment which funds were borrowed from a related party and lastly, we foreclosed on a non-performing loan which is now reported as real estate held for sale. This loan is currently carried on our books at a value of approximately $0.5 million, net of allowance for loan losses of approximately $2.0 million. We are a minority participant in this multiparty participating loan whereby the borrower and loan servicer have filed suit against the previous owner of the underlying property to recind the acquisition, among other claims. The trial is scheduled for January 2012. As of November 14, 2012, this loan balance has not been charged off.

At September 30, 2012, the following loan was non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at September 30, 2012	Allowance for Loan Losses	Net Balance at September 30, 2012
Commercial	1	$2,450,000	$(2,000,000)	$450,000
Total	1	$2,450,000	$(2,000,000)	$450,000

At December 31, 2011, the following loan was non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011
Commercial	4	$22,114,000	$(19,570,000)	$2,544,000
Land	1	7,450,000	—	7,450,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000

Asset Quality and Loan Reserves

Losses may occur from investing in real estate loans. The amount of losses will vary as the loan portfolio is affected by changing economic conditions and the financial condition of borrowers.

The conclusion that a real estate loan is uncollectible or that collectability is doubtful is a matter of judgment. On a quarterly basis, our manager evaluates our real estate loan portfolio for impairment. The fact that a loan is temporarily past due does not necessarily mean that the loan is non-performing. Rather, all relevant circumstances are considered by our manager to determine impairment and the need for specific reserves. Such evaluation, which includes a review of all loans on which full collectability may not be reasonably assured, considers among other matters:

● Prevailing economic conditions;

● Historical experience;

● The nature and volume of the loan portfolio;

● The borrowers’ financial condition and adverse situations that may affect the borrowers’ ability to pay;

● Evaluation of industry trends; and

● Estimated net realizable value of any underlying collateral in relation to the loan amount.

Based upon this evaluation, a determination is made as to whether the allowance for loan losses is adequate to cover any potential losses on an individual loan basis; we do not have a general allowance for loan losses. Additions to the allowance for loan losses are made by charges to the provision for loan loss. As of September 30, 2012, our ratio of total allowance for loan losses to total loans with an allowance for loan loss was 54%. The following is a breakdown of allowance for loan losses related to performing loans and non-performing loans as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	2,450,000	(2,000,000)	450,000
Subtotal non-performing loans	2,450,000	(2,000,000)	450,000
Performing loans – no related allowance	24,025,000	—	$24,025,000
Performing loans – related allowance	4,238,000	(1,573,000)	2,665,000
Subtotal performing loans	28,263,000	(1,573,000)	26,690,000
Total	$30,713,000	$(3,573,000)	$27,140,000

	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000
Performing loans – no related allowance	17,064,000	—	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000
Total	$58,024,000	$(26,247,000)	$31,777,000

**  Please refer to Specific Reserve Allowances below.

Our manager evaluated our loans and, based on current estimates with respect to the value of the underlying collateral, believes that such collateral is sufficient to protect us against further losses of principal. However, such estimates could change or the value of the underlying real estate could decline. Our manager will continue to evaluate our loans in order to determine if any other allowance for loan losses should be recorded.

Specific Reserve Allowances

As of September 30, 2012, we have provided a specific reserve allowance for one non-performing loan and three performing loans based on updated appraisals of the underlying collateral and/or our evaluation of the borrower. The following table is a roll-forward of the allowance for loan losses for the nine months ended September 30, 2012 and 2011 by loan type. We will continue to evaluate our position in these loans.

Loan Type	Balance at 12/31/2011	Specific Reserve Allocation	Loan Pay Downs	Write-off	Transfers to REO or Notes Receivable	Balance at 9/30/2012
Commercial	$22,392,000	$815,000	$(14,295,000)	$(3,250,000)	$(2,973,000)	$2,689,000
Construction	2,971,000	—	—	—	(2,971,000)	—
Land	884,000	—	—	—	—	884,000
Total	$26,247,000	$815,000	$(14,295,000)	$(3,250,000)	$(5,944,000)	$3,573,000

Loan Type	Balance at 12/31/2010	Specific Reserve Allocation	Sales, Loan Pay Downs and Write Downs	Settlements	Transfers to REO or Notes Receivable	Balance at 9/30/2011
Commercial	$23,106,000	496,000	$(133,000)	$(1,414,000)	$(3,940,000)	$18,115,000
Construction	10,027,000	—	—	—	(2,736,000)	7,291,000
Land	424,000	460,000	—	—	—	884,000
Total	$33,557,000	$956,000	$(133,000)	$(1,414,000)	$(6,676,000)	$26,290,000

Troubled Debt Restructuring

As of September 30, 2012 and December 31, 2011, we had one and seven loans, totaling approximately $0.6 million and $30.8 million, respectively, which met the definition of a Troubled Debt Restructuring or TDR. When the Company modifies the terms of an existing loan that is considered TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement. If the modification calls for deferred interest, it is recorded as interest income as cash is collected. Impairment on these loans is generally determined by the lesser of the value of the underlying collateral or the present value of expected future cash flows. During the previous 12 months there have been no loans that became TDR loans. The following is a breakdown of our TDR loans that were considered performing and non-performing as of September 30, 2012 and December 31, 2011:

	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	1	$638,000	1	$638,000	—	$—
Total	1	$638,000	1	$638,000	—	$—

	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	—	—
Land	1	7,450,000	1	7,450,000	—	—
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000

● Commercial – As of September 30, 2012 and December 31, 2011, we had 16 and 19 commercial loans, respectively, one and five of which, respectively, were modified pursuant to TDR. On January 1, 2011, the principal amount of one of the non-performing loans was reduced by approximately $0.8 million. Interest only payments were due monthly from September 2010 until August 2011, at which point payments of interest and principal started and will continue until September 2013. The interest rate was adjusted from 12% to 4.5%. As of September 30, 2012 this loan was considered performing. During April 2011 we reduced the interest rate on one loan from 15% to 10%.

The reduction in TDR loans was a result of a first position lender foreclosed on a fully allowed for second position loan, reclassifying second position loans as fully allowed for notes receivable due to receiving payoffs on the first position loans releasing the collateral and accepting a deed-in-lieu on another property which is now reported as assets held for sale.

For additional information, see “Non-Performing Loans” of this Note D – Investments in Real Estate Loans and Note J – “Notes Receivable”.

Extensions

As of September 30, 2012, our manager had granted extensions on six outstanding loans totaling approximately $16.9 million of which our portion was approximately $15.2 million, pursuant to the terms of the original loan agreements, which permit extensions by mutual consent, or as part of a TDR. Such extensions are generally provided on loans where the original term was 12 months or less and where a borrower requires additional time to complete a construction project or negotiate take-out financing. Our manager generally grants extensions when a borrower is in compliance with the material terms of the loan, including, but not limited to the borrower’s obligation to make interest payments on the loan. In addition, if circumstances warrant, our manager may extend a loan that is in default as part of a work out plan to collect interest and/or principal.

NOTE D — INVESTMENTS IN REAL ESTATE LOANS

As of December 31, 2011 and 2010, most of our loans provided for payments of interest only with a “balloon” payment of principal payable in full at the end of the term.

In addition, we may invest in real estate loans that require borrowers to maintain interest reserves funded from the principal amount of the loan for a period of time.  At December 31, 2011 and 2010, we had no investments in real estate loans that had interest reserves.

Loan Portfolio

As of December 31, 2011, we had five available real estate loan products consisting of commercial, construction, acquisition and development (“A/D”), land and residential.  The effective interest rates on all product categories range from 0% to 15%.  Revenue by product will fluctuate based upon relative balances during the period.

During the second quarter ended June 30, 2010, the Trustee in a Bankruptcy case, involving one of our non-performing commercial loans in California, sold the assets of the Borrower to an unrelated third party for an aggregate amount of $4.1 million.  The proceeds, net of all court costs, closing costs, trustee’s fees, real estate taxes and security guard services, totaled approximately $3.4 million.  An unaffiliated lender was successful in claiming an interest in the proceeds of the bankruptcy sale, purportedly based on loans of approximately $0.9 million, secured by some of the equipment located at the property.  A motion to determine the allocation of the sale proceeds was filed with the Bankruptcy Court.  A settlement was reached with the unaffiliated lender, and, as a result, we, VRM I and Fund III received $2.7 million, of which our portion equals $2.0 million, on May 11, 2011.

Investments in real estate loans as of December 31, 2011, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%

Investments in real estate loans as of December 31, 2010, were as follows:

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	--	$--	--%	--%	--%
Commercial	13	41,111,000	11.13%	68.20%	65.19%
Construction	2	8,231,000	8.54%	13.66%	86.69%
Land	3	10,934,000	10.75%	18.14%	76.15%
Total	18	$60,276,000	10.71%	100.00%	74.10%

*	Please see Balance Sheet Reconciliation below.

The “Weighted Average Interest Rate” as shown above is based on the contractual terms of the loans for the entire portfolio including non-performing loans.  The weighted average interest rate on performing loans only, as of December 31, 2011 and 2010, was 6.79% and 8.49%, respectively.  Please see “Non-Performing Loans” and “Asset Quality and Loan Reserves” below for further information regarding performing and non-performing loans.

Loan-to-value ratios are generally based on the most recent appraisals and may not reflect subsequent changes in value and include allowances for loan losses.  Recognition of allowance for loan losses will result in a maximum loan-to-value ratio of 100% per loan.

The following is a schedule of priority of real estate loans as of December 31, 2011 and 2010:

Loan Type	Number of Loans	December 31, 2011Balance*	Portfolio Percentage	Number of Loans	December 31, 2010Balance*	Portfolio Percentage

First deeds of trust	18	$28,684,000	49.43%	10	$25,334,000	42.03%
Second deeds of trust	6	29,340,000	50.57%	8	34,942,000	57.97%
Total	24	$58,024,000	100.00%	18	$60,276,000	100.00%

*	Please see Balance Sheet Reconciliation below.

The following is a schedule of contractual maturities of investments in real estate loans as of December 31, 2011:

Non-performing and past due loans (a)	$29,564,000
January 2012 – March 2012(b)	20,227,000
April 2012 – June 2012(b)	2,315,000
July 2012 – September 2012(b)	2,802,000
October 2012 – December 2012(b)	1,238,000
Thereafter	1,878,000

Total	$58,024,000

(a)	Amounts include the balance of non-performing loans.

(b)	Amounts include loans that have been or are in the process of being extended subsequent to March 16, 2012.

The following is a schedule by geographic location of investments in real estate loans as of December 31, 2011 and 2010:

	December 31, 2011 Balance *	Portfolio Percentage	December 31, 2010 Balance *	Portfolio Percentage

Arizona	$16,108,000	27.76%	$14,678,000	24.35%
California	8,564,000	14.76%	9,633,000	15.98%
Colorado	895,000	1.54%	--	--
Nevada	21,114,000	36.39%	23,350,000	38.74%
Ohio	323,000	0.56%	--	--
Oregon	46,000	0.08%	46,000	0.08%
Texas	10,974,000	18.91%	12,569,000	20.85%
Total	$58,024,000	100.00%	$60,276,000	100.00%

*	Please see Balance Sheet Reconciliation below.

Balance Sheet Reconciliation

The following table reconciles the balance of the loan portfolio to the amount shown on the accompanying Consolidated Balance Sheets.

	December 31, 2011 Balance (a)	December 31, 2010 Balance (a)
Balance per loan portfolio	$58,024,000	$60,276,000
Less:
Allowance for loan losses (a)	(26,247,000)	(33,557,000)
Balance per consolidated balance sheet	$31,777,000	$26,719,000

(a)	Please refer to Specific Reserve Allowance below.

Non-Performing Loans

As of December 31, 2011, we had five loans considered non-performing (i.e., based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement or when the payment of interest is 90 days past due).  These loans are currently carried on our books at a value of approximately $10.0 million, net of allowance for loan losses of approximately $19.6 million, which does not include the allowances of approximately $6.7 million relating to performing loans as of December 31, 2011.  Except as otherwise provided below, these loans have been placed on non-accrual of interest status and may be the subject of pending foreclosure proceedings.

At December 31, 2011, the following loans were non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011

Commercial	5	$29,564,000	$(19,570,000)	$9,994,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000

•
Commercial – As of December 31, 2011, five of our 19 commercial loans were considered non-performing.  The outstanding balance on the five non-performing loans was approximately $39.1 million, of which our portion was approximately $29.6 million.  As of December 31, 2011, these loans have been non-performing from 0 months to 43 months.  Our manager has commenced foreclosure proceedings on a majority of these loans, and has proceeded with legal action to enforce the personal guarantees if necessary.  As of December 31, 2011, based on our manager’s evaluations and updated appraisals, our manager has provided a specific allowance to these commercial loans of approximately $24.0 million, of which our portion is approximately $19.6 million.

At December 31, 2010, the following loans were non-performing:

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2010	Allowance for Loan Losses	Net Balance at December 31, 2010

Commercial	5	$21,079,000	$(19,541,000)	$1,538,000
Construction	1	2,896,000	(2,736,000)	160,000
Total	6	$23,975,000	$(22,277,000)	$1,698,000

•
Commercial – As of December 31, 2010, five of our 13 commercial loans were considered non-performing.  The outstanding balance on the five non-performing loans was approximately $31.0 million, of which our portion was approximately $21.1 million.  As of December 31, 2010, these loans have been non-performing from 16 months to 31 months.  Our manager has commenced foreclosure proceedings on a majority of these loans, and has proceeded with legal action to enforce the personal guarantees if necessary.  As of December 31, 2010, based on our manager’s evaluations and updated appraisals, our manager has provided a specific allowance to these commercial loans of approximately $24.5 million, of which our portion is approximately $19.5 million.

•
Construction – As of December 31, 2010, one of our two construction loans was considered non-performing.  The outstanding balance on the loan is $2.9 million, of which our portion is approximately $2.9 million.  As of December 31, 2010, this loan has been considered non-performing for the last 4 months.  As of December 31, 2010, based on our manager’s evaluation and an updated appraisal obtained by our manager during the year ended December 31, 2010, our manager has provided a specific allowance of approximately $2.7 million, of which our portion is approximately $2.7 million.

Asset Quality and Loan Reserves

Losses may occur from investing in real estate loans.  The amount of losses will vary as the loan portfolio is affected by changing economic conditions and the financial condition of borrowers.

The conclusion that a real estate loan is uncollectible or that collectability is doubtful is a matter of judgment.  On a quarterly basis, our manager evaluates our real estate loan portfolio for impairment.  The fact that a loan is temporarily past due does not necessarily mean that the loan is non-performing.  Rather, all relevant circumstances are considered by our manager to determine impairment and the need for specific reserves.  Such evaluation, which includes a review of all loans on which full collectability may not be reasonably assured, considers among other matters:

•	Prevailing economic conditions;

•	Historical experience;

•	The nature and volume of the loan portfolio;

•	The borrowers’ financial condition and adverse situations that may affect the borrowers’ ability to pay;

•	Evaluation of industry trends; and

•	Estimated net realizable value of any underlying collateral in relation to the loan amount.

Based upon this evaluation, a determination is made as to whether the allowance for loan losses is adequate to cover any potential losses on an individual loan basis; we do not have a general allowance for loan losses.  Additions to the allowance for loan losses are made by charges to the provision for loan loss.  As of December 31, 2011, our ratio of total allowance for loan losses to total loans with an allowance for loan loss is approximately 64%.  The following is a breakdown of allowance for loan losses related to performing and non-performing loans as of December 31, 2011 and 2010:

	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000

Performing loans – no related allowance	17,064,000	--	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000

Total	$58,024,000	$(26,247,000)	$31,777,000

	As of December 31, 2010
	Balance	Allowance for loan losses**	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	23,975,000	(22,277,000)	1,698,000
Subtotal non-performing loans	23,975,000	(22,277,000)	1,698,000

Performing loans – no related allowance	14,056,000	--	14,056,000
Performing loans – related allowance	22,245,000	(11,280,000)	10,965,000
Subtotal performing loans	36,301,000	(11,280,000)	25,021,000

Total	$60,276,000	$(33,557,000)	$26,719,000

**	Please refer to Specific Reserve Allowances below.

Our manager evaluated our loans and, based on current estimates with respect to the value of the underlying collateral, believes that such collateral is sufficient to protect us against further losses of principal or interest.  However, such estimates could change or the value of the underlying real estate could decline.  Our manager will continue to evaluate our loans in order to determine if any other allowance for loan losses should be recorded.

Specific Reserve Allowances

As of December 31, 2011, we have provided a specific reserve allowance for five non-performing loans and five performing loans based on updated appraisals of the underlying collateral and/or our evaluation of the borrower.

The following table is a roll-forward of the allowance for loan losses for the years ended December 31, 2011 and 2010 by loan type.

Loan Type	Balance at 12/31/10	Specific Reserve Allocation	Reduction in Specific Reserve Allocation	Loan Pay Downs	Transfers to REO and Notes Receivables	Balance at 12/31/11

Commercial	$27,486,000	$507,000	$(1,413,000)	$(248,000)	$(3,940,000)	$22,392,000
Construction	5,647,000	61,000	--	--	(2,737,000)	2,971,000
Land	424,000	460,000	--	--	--	884,000
Total	$33,557,000	$1,028,000	$(1,413,000)	$(248,000)	$(6,677,000)	$26,247,000

•
Commercial – As of December 31, 2011, eight of our 19 commercial loans had a specific reserve allowance totaling approximately $28.7 million, of which our portion is approximately $22.4 million.  The outstanding balance on these eight loans was approximately $44.3 million, of which our portion was approximately $32.4 million.

•
Construction – As of December 31, 2011, our one construction loan had a specific reserve allowance totaling approximately $3.2 million, of which our portion was approximately $3.0 million.  The outstanding balance on this loan was approximately $7.2 million, of which our portion is $6.7 million.

•	Land – As of December 31, 2011, one of our three land loans had a specific reserve allowance totaling approximately $884,000. The outstanding balance on this loan was approximately $2.5 million.

Loan Type	Balance at 12/31/09	Specific Reserve Allocation	Sales	Loan Pay Downs	Transfers to REO and Assets Held for Sale	Balance at 12/31/10

Commercial	$45,362,000	$3,134,000	$(9,642,000)	$(1,611,000)	$(9,757,000)	$27,486,000
Construction	8,361,000	4,742,000	--	(3,347,000)	(4,109,000)	5,647,000
Land	5,193,000	424,000	--	--	(5,193,000)	424,000
Total	$58,916,000	$8,300,000	$(9,642,000)	$(4,958,000)	$(19,059,000)	$33,557,000

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Commercial – As of December 31, 2010, 10 of our 13 commercial loans had a specific reserve allowance totaling approximately $34.0 million, of which our portion is approximately $27.5 million.  The outstanding balance on these 10 loans was approximately $50.4 million, of which our portion was approximately $38.0 million.

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Construction – As of December 31, 2010, our two construction loans had a specific reserve allowance totaling approximately $5.9 million, of which our portion was approximately $5.6 million.  The outstanding balance on these two loans was approximately $10.1 million, of which our portion is $8.2 million.

•	Land – As of December 31, 2010, one of our three land loans had a specific reserve allowance totaling approximately $424,000. The outstanding balance on this loan was approximately $2.4 million.

Troubled Debt Restructuring

As of December 31, 2011 and 2010, we had seven and five loans, totaling approximately $30.8 million and $28.0 million, respectively, that met the definition of a Troubled Debt Restructuring or TDR.  When the Company modifies the terms of an existing loan that is considered TDR, it is considered performing as long as it is in compliance with the modified terms of the loan agreement.  If the modification calls for deferred interest, it is recorded as interest income as cash is collected.  Impairment on these loans is generally determined by the lesser of the value of the underlying collateral or the present value of expected future cash flows.  During the previous 12 months there have been four loans that became TDR loans and all remain performing.  The following is a breakdown of our TDR loans that were considered performing and non-performing as of December 31, 2011 and2010:

As of December 31, 2011
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000

As of December 31, 2010
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	3	$15,186,000	2	$11,936,000	1	$3,250,000
Construction	1	5,335,000	1	5,335,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	5	$27,971,000	4	$24,721,000	1	$3,250,000

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Commercial – As of December 31, 2011 and 2010, we had 19 and 13 commercial loans, respectively, five and three of them, respectively, were modified pursuant to TDR.  As of December 31, 2011, five of the loans were secured by second deeds of trust and two of the five loans were considered performing prior to their restructuring.  As of December 31, 2010, all of the loans were secured by second deeds of trust and two of the three loans were considered performing prior to their restructuring.  On January 1, 2011, the principal amount of one of the non-performing loans was reduced by approximately $0.8 million.  Interest only payments were due monthly from September 2010 until August 2011, at which point payments of interest and principal started and will continue until September 2013.  The interest rate was adjusted from 12% to 4.5%.  As of December 31, 2011 this loan was considered performing.  During January 2012, one of the loans became non-performing and on February 7, 2012, we, VRMI and VFIII entered into a Deed in Lieu Agreement with a borrower for a second deed of trust loan that matured on December 31, 2011 with a balance of approximately $11.8 million, of which our portion was approximately $10.7 million.. For additional information, see “Non-Performing” of this Note D – Investments in Real Estate Loans and Note P – Subsequent Events

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Construction – As of December 31, 2011 and 2010, we had one construction loan modified pursuant to TDR.  As of December 31, 2011, the loan continues to perform as required by the loan modifications.  On September 20, 2011 we repurchased the secured borrowings portion of this loan for approximately $1.1 million.  For additional information, see Note J – Secured Borrowings.  During January 2012, additional restructuring of this loan occurred.  For additional information, see Note P – Subsequent Events.

•	Land – As of December 31, 2011 and2010, we had one land loan modified pursuant to TDR. As of March 16, 2012, the loan continues to perform as required by the loan modifications.

Extensions

As of December 31, 2011, our manager had granted extensions on nine loans totaling approximately $41.4 million of which our portion was approximately $36.5 million, pursuant to the terms of the original loan agreements, which permit extensions by mutual consent, or as part of a TDR.  Such extensions are generally provided on loans where the original term was 12 months or less and where a borrower requires additional time to complete a construction project or negotiate take-out financing.  Our manager generally grants extensions when a borrower is in compliance with the material terms of the loan, including, but not limited to the borrower’s obligation to make interest payments on the loan.  In addition, if circumstances warrant, our manager may extend a loan that is in default as part of a work out plan to collect interest and/or principal.  Subsequent to their extension, three of the 11 loans had become non-performing.  The loans, which became non-performing after their extension, had a total principal amount at December 31, 2011, of $19.1 million, of which our portion is $16.9 million.

As of December 31, 2010, our manager had granted extensions on 11 loans totaling approximately $50.4 million of which our portion was approximately $38.9 million, pursuant to the terms of the original loan agreements, which permit extensions by mutual consent, or as part of a TDR.  Such extensions are generally provided on loans where the original term was 12 months or less and where a borrower requires additional time to complete a construction project or negotiate take-out financing.  Our manager generally grants extensions when a borrower is in compliance with the material terms of the loan, including, but not limited to the borrower’s obligation to make interest payments on the loan.  In addition, if circumstances warrant, our manager may extend a loan that is in default as part of a work out plan to collect interest and/or principal.  Subsequent to their extension, three of the 11 loans had become non-performing.  The loans, which became non-performing after their extension, had a total principal amount at December 31, 2010, of $11.9 million, of which our portion is $9.1 million.  Our manager extended one non-performing loan secured by a second trust deed, during the year ended December 31, 2010, to postpone our foreclosure of the property to determine our exposure in relation to the first trust deed.